UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7490

        Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.1% (2.1% of Total Investments)
$ 4,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	$4,017,683
	Series 2007B1, 5.000%, 6/01/47

	Education and Civic Organizations – 4.8% (3.2% of Total Investments)
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	1,025,280
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
500	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	520,830
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	708,456
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/11 at 100.00	AA+	2,157,248
	Education Financing Program, Series 2001A, 5.000%, 9/01/26
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	AAA	1,739,395

5,955	Total Education and Civic Organizations			6,151,209

	Health Care – 23.2% (15.7% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	2,007,420
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,009,178
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fredericksburg Economic Development Authority, Virginia, Healthcare Revenue Bonds, Medicorp	No Opt. Call	A3	1,038,650
	Health System, Series 2007, 5.250%, 6/15/23
1,250	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	1,240,175
	System, Series 2002B, 5.125%, 6/15/33
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AAA	1,145,260
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AAA	2,327,255
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,532,820
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	AAA	1,766,235
	Secours Health System, Series 1996, 6.250%, 8/15/20 – MBIA Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,507,485
	Hospital, Series 2002, 5.250%, 4/01/33
4,750	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%,	7/08 at 102.00	AAA	4,807,048
	7/01/23 – MBIA Insured
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	AAA	3,138,750
	System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	A3	2,029,360
1,010	5.250%, 6/15/31	6/16 at 100.00	A3	1,016,272
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	1,444,950
	Medical Center, Series 2007, 5.125%, 1/01/31

29,085	Total Health Care			30,010,858

	Housing/Multifamily – 3.5% (2.4% of Total Investments)
1,415	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue	5/10 at 100.00	Aaa	1,469,534
	Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
	(Alternative Minimum Tax)
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate
	Housing Foundation, Averett College, Series 1999A:
500	6.875%, 6/01/20	6/09 at 102.00	N/R	520,275
1,500	7.000%, 6/01/30	6/09 at 102.00	N/R	1,559,430
1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue	4/10 at 102.00	AAA	1,016,540
	Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)

4,415	Total Housing/Multifamily			4,565,779

	Housing/Single Family – 7.0% (4.8% of Total Investments)
335	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	337,094
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,019,150
	7/01/31 – MBIA Insured
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%,	1/15 at 100.00	AAA	1,410,540
	10/01/32 (Alternative Minimum Tax)
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	2,634,126
	1/01/33 (Alternative Minimum Tax)
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	3,666,897
	7/01/32 (Alternative Minimum Tax)

9,475	Total Housing/Single Family			9,067,807

	Industrials – 1.5% (1.0% of Total Investments)
2,000	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	2,001,280
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
	(Alternative Minimum Tax)

	Long-Term Care – 4.7% (3.2% of Total Investments)
2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,513,440
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB	701,120
	Greenspring Village, Series 2006A, 4.875%, 10/01/36
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities	7/09 at 102.00	AAA	1,568,449
	Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/11 at 103.00	BBB–	92,531
1,345	5.000%, 10/01/35	No Opt. Call	BBB–	1,204,340

6,505	Total Long-Term Care			6,079,880

	Materials – 1.1% (0.7% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/08 at 102.00	B2	463,320
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25
	(Alternative Minimum Tax) (5)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	934,600
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (5)

1,500	Total Materials			1,397,920

	Tax Obligation/General – 21.0% (14.3% of Total Investments)
1,500	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	1,589,010
	Chesapeake, Virginia, General Obligation Water and Sewerage Bonds, Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA	1,939,032
2,060	5.000%, 6/01/23	6/13 at 100.00	AA	2,117,309
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	AAA	1,410,636
	5.000%, 7/15/19 – FGIC Insured
1,390	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	1,491,164
2,105	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	2,202,440
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	110,212
	5.250%, 5/01/22
1,435	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B,	6/15 at 100.00	AAA	1,517,972
	5.000%, 6/01/18
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA	1,232,507
1,350	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	1,440,882
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – MBIA Insured	No Opt. Call	AAA	1,372,493
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – FSA Insured	7/14 at 100.00	AAA	1,534,671
1,500	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	1,597,770
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,515,099
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa3	1,221,203
2,155	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,276,283
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	1,155,583
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AAA	1,477,882
	5.000%, 6/01/20

25,870	Total Tax Obligation/General			27,202,148

	Tax Obligation/Limited – 30.0% (20.4% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	329,828
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	257,967
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AAA	1,386,873
	Project, Series 2005, 5.000%, 1/01/20 – MBIA Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
1,075	6.200%, 7/15/12	No Opt. Call	N/R	1,119,871
1,350	6.375%, 7/15/17	No Opt. Call	N/R	1,480,464
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series	2/14 at 100.00	AAA	1,056,610
	2004B, 5.125%, 2/15/16 – MBIA Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,057,100
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,260	5.000%, 6/01/14	6/13 at 101.00	AA+	2,411,782
2,165	5.000%, 6/01/22	6/13 at 101.00	AA+	2,245,386
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AAA	1,728,176
	Series 2004B, 5.000%, 4/01/18 – FSA Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA	1,329,639
	Projects, Series 2005, 5.000%, 7/15/19
1,930	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aaa	2,020,845
	2005, 5.000%, 6/01/18 – AMBAC Insured
1,185	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	1,213,772
	7/01/32 – FSA Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	2,173,160
	7/01/31 – AMBAC Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	805,100
	0.000%, 7/01/43 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AAA	2,130,745
	0.000%, 7/01/28 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	BBB–	270,586
320	5.250%, 7/01/36	7/12 at 100.00	BBB–	324,403
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,111,110
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AAA	1,650,448
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	1,452,234
	5.000%, 5/01/22
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2000B,	8/10 at 101.00	AA+	2,074,260
	5.000%, 8/01/18
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	1,731,340
	5.000%, 8/01/17
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program,
	Series 2000B:
95	5.500%, 5/01/20 – FSA Insured	5/10 at 101.00	AAA	99,826
550	5.500%, 5/01/30 – FSA Insured	5/10 at 101.00	AAA	573,601
1,740	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA	1,808,434
	2002A, 5.000%, 5/01/19
2,815	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	11/16 at 100.00	AAA	2,892,976
	2006C, 5.000%, 11/01/36
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,129,560
	Development Program, Series 2004B, 5.000%, 5/15/15

45,225	Total Tax Obligation/Limited			38,866,096

	Transportation – 8.6% (5.8% of Total Investments)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	AAA	4,056,760
	FGIC Insured
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	1,032,150
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AAA	2,731,450
	2002, 5.250%, 7/15/22 – FGIC Insured
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	AAA	1,263,074
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	2,066,760
	5.250%, 8/01/23

10,760	Total Transportation			11,150,194

	U.S. Guaranteed – 21.8% (14.8% of Total Investments) (4)
3,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for	10/10 at 101.00	AAA	3,761,520
	Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	797,528
	11/01/24 – FSA Insured (ETM)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
925	5.375%, 4/01/19 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	991,554
200	5.000%, 4/01/27 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	211,252
600	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention	6/10 at 101.00	AAA	644,340
	Center Expansion Project, Series 2000, 6.125%, 6/15/25 (Pre-refunded 6/15/10)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	414,949
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	888,680
755	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/07 at 101.00	AA– (4)	763,486
	Series 1997A, 5.375%, 10/01/23 (Pre-refunded 10/01/07)
	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects,
	Series 2002A:
2,770	5.000%, 7/01/19 (Pre-refunded 7/01/13)	7/13 at 100.00	AA (4)	2,946,034
1,000	5.000%, 7/01/20 (Pre-refunded 7/01/13)	7/13 at 100.00	AA (4)	1,063,550
815	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	Aaa	863,867
	7/01/32 (Pre-refunded 7/01/12) – FSA Insured
2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,623,475
	5.500%, 10/01/40
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB– (4)	781,783
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB– (4)	936,012
845	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	872,564
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
475	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 105.00	B2 (4)	534,750
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
1,575	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,638,630
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,184,026
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	2,182,920
	10/01/24 (Pre-refunded 10/01/10)
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Hampton University,	4/10 at 101.00	A+ (4)	1,066,380
	Series 2000, 6.000%, 4/01/20 (Pre-refunded 4/01/10)

26,350	Total U.S. Guaranteed			28,167,300

	Utilities – 7.3% (4.9% of Total Investments)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 – MBIA Insured	7/13 at 100.00	AAA	1,832,466
1,800	5.250%, 7/15/15 – MBIA Insured	7/13 at 100.00	AAA	1,927,818
2,775	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AAA	2,909,060
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,719,750
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

8,780	Total Utilities			9,389,094

	Water and Sewer – 9.8% (6.7% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	111,371
800	5.000%, 4/01/27	4/12 at 100.00	AAA	812,728
1,770	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999,	5/09 at 102.00	AA+	1,789,966
	5.000%, 5/01/28
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AA+	1,029,930
	2004, 5.000%, 1/01/26
500	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.500%, 6/01/34 – FSA Insured	6/17 at 100.00	AAA	478,300
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AAA	1,355,627
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AAA	1,411,975
2,250	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/24	9/10 at 101.00	Aa3	2,399,310
1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AA	1,849,914
1,660	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,479,458
	Residuals 1006, 4.958%, 10/01/29 (IF)

12,575	Total Water and Sewer			12,718,579

$ 193,135	Total Investments (cost $188,306,088) – 147.4%			190,785,827

	Other Assets Less Liabilities – 1.9%			2,450,103

	Preferred Shares, at Liquidation Value – (49.3)%			(63,800,000)

	Net Assets Applicable to Common Shares – 100%			$129,435,930

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$650,000	Pay	3-month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ (5,555)
Royal Bank
of Canada	900,000	Pay	SIFM	4.335%	Quarterly	8/06/08	8/06/37	19,027

								$ 13,472

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $187,984,888.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 5,484,807
Depreciation	(2,683,868)

Net unrealized appreciation (depreciation) of investments	$ 2,800,939

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.